Tax (Details Narrative)	12 Months Ended
Dec. 31, 2020
Hong Kong [Member]
Tax rate description	Under the two-tiered profits tax rate regime, The first HKD 2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018/19.